Tax matters - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Opening balance	$ (18,135)	$ (27,781)
Prior Year Change		(571)
Recognized in P&L	(9,418)	10,524
Recognized in Equity/ OCI	(2,082)
Write-down of deferred tax assets	604
Reclassifications		(451)
Exchange Differences	313	143
Closing balance	(28,718)	(18,135)
Intangible assets
Deferred tax assets and liabilities
Opening balance	(451)	(458)
Prior Year Change		21
Recognized in P&L	(14,014)	(34)
Write-down of deferred tax assets	496
Exchange Differences	(9)	20
Closing balance	(13,978)	(451)
Biological assets.
Deferred tax assets and liabilities
Opening balance		(1)
Recognized in P&L		1
Other Provision
Deferred tax assets and liabilities
Opening balance	21,672	14,235
Prior Year Change		(7)
Recognized in P&L	9,090	8,503
Recognized in Equity/ OCI	(1,416)
Write-down of deferred tax assets	9,347
Reclassifications		(986)
Exchange Differences	(682)	(73)
Closing balance	38,011	21,672
Property, plant & equipment
Deferred tax assets and liabilities
Opening balance	(52,231)	(48,263)
Prior Year Change		(585)
Recognized in P&L	3,920	(7,481)
Write-down of deferred tax assets	(8,089)
Reclassifications		3,238
Exchange Differences	1,670	860
Closing balance	(54,730)	(52,231)
Inventories.
Deferred tax assets and liabilities
Opening balance		64
Recognized in P&L	480	(64)
Write-down of deferred tax assets	708
Exchange Differences	(2)
Closing balance	1,186
Tax losses
Deferred tax assets and liabilities
Opening balance	6,353	9,525
Recognized in P&L	(5,894)	1,491
Write-down of deferred tax assets	2,595
Reclassifications		(3,959)
Exchange Differences	205	(704)
Closing balance	3,259	6,353
Incentives and credits
Deferred tax assets and liabilities
Opening balance	9,333	1,426
Recognized in P&L	(254)	7,906
Write-down of deferred tax assets	(8,542)
Exchange Differences	(505)	1
Closing balance	32	9,333
Partnership Interest
Deferred tax assets and liabilities
Opening balance	(8,514)	(8,983)
Recognized in P&L		469
Write-down of deferred tax assets	8,514
Closing balance		(8,514)
Other
Deferred tax assets and liabilities
Opening balance	5,703	4,674
Recognized in P&L	(2,746)	(266)
Recognized in Equity/ OCI	(666)
Write-down of deferred tax assets	(4,425)
Reclassifications		1,256
Exchange Differences	(364)	39
Closing balance	$ (2,498)	$ 5,703